[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08460
MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 5th FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 5th FLOOR NEW YORK, NY, 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	12/31

Date of reporting period:	3/31/07

Item 1.  Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley Global Opportunity Bond Fund, Inc.

First Quarter Report

March 31, 2007 (unaudited)

Portfolio of Investments

(Showing Percentage of Total Value of Investments)

			Face
			Amount	Value
			(000)	(000)
DEBT INSTRUMENTS (93.8%)
Argentina (2.4%)
Sovereign (2.4%)
Republic of Argentina
Zero Coupon, 12/15/35	$		2,878	$112
5.83%, 12/31/33			1,320	634
8.28%, 12/31/33		(f)	21	24
Republic of Argentina (Linked Variable Rate)
Zero Coupon, 4/10/49		(b)	280	133
				903
Bermuda (0.5%)
Corporate (0.5%)
Intelsat Bermuda Ltd.
8.87%, 1/15/15		(c)(d)	70	72
Intelsat Subsidiary Holding Co., Ltd.
8.63%, 1/15/15			115	123
				195
Brazil (7.7%)
Corporate (1.1%)
Banco ABN Amro Real SA
15.86%, 12/13/07	BRL		450	224
16.20%, 2/22/10			330	178
				402
Sovereign (6.6%)
Citigroup, Inc.
6.00%, 5/18/09	$		150	169
Federative Republic of Brazil
8.00%, 1/15/18			231	261
8.88%, 10/14/19 - 4/15/24			566	719
10.50%, 7/14/14			130	167
11.00%, 8/17/40			150	203
14.50%, 10/15/09			450	551
J.P.Morgan Chase & Co.
Zero Coupon, 1/1/12			870	407
				2,477
				2,879
Bulgaria (0.8%)
Sovereign (0.8%)
Republic of Bulgaria
8.25%, 1/15/15			141	167
Republic of Bulgaria (Registered)
8.25%, 1/15/15			120	143
				310
Canada (2.4%)
Corporate (2.4%)
CanWest Media, Inc.
8.00%, 9/15/12			161	168
CHC Helicopter Corp.
7.38%, 5/1/14			195	191
Husky Oil Co.
8.90%, 8/15/28		(c)(g)	155	162

Nortel Networks Corp. (Convertible)
4.25%, 9/1/08			100	99
Novelis Inc.
7.25%, 2/15/15			190	202
OPTI Canada, Inc.
8.25%, 12/15/14		(d)	75	78
				900
Chile (1.0%)
Corporate (1.0%)
Empresa Nacional de Petroleo
6.75%, 11/15/12		(d)	350	372
Colombia (1.6%)
Sovereign (1.6%)
Republic of Columbia
7.38%, 9/18/37			160	175
8.13%, 5/21/24			120	140
8.25%, 12/22/14			88	100
9.75%, 4/9/11			85	93
11.75%, 2/25/20			70	103
				611
Denmark (0.3%)
Corporate (0.3%)
Nordic Telephone Co., Holdings ApS
8.88%, 5/1/16		(d)	35	38
TDC A/S
6.50%, 4/19/12	EUR		40	56
				94
Ecuador (0.5%)
Sovereign (0.5%)
Republic of Ecuador (Registered)
10.00%, 8/15/30	$	(e)	190	170
France (0.4%)
Corporate (0.4%)
Compagnie Generale de Geophysique SA
7.50%, 5/15/15			65	67
Crown European Holdings SA
6.25%, 9/1/11	EUR		50	69
				136
Germany (0.3%)
Corporate (0.3%)
Cognis Deutschland GmbH & Co. KG
8.48%, 11/15/13	$	(c)(d)	95	128
Indonesia (2.0%)
Corporate (2.0%)
Pindo Deli Finance Mauritius,
Tranche A, 6.00%, 4/28/15		(c)(d)	86	69
Tranche B, 6.00%, 4/28/18		(c)(d)	291	153
Tranche C, Zero Coupon, 4/28/27		(c)(d)	587	85
Tjiwi Kimia Finance Mauritius Ltd.
Tranche A, 6.00%, 4/28/15			212	177
Tranche A, 6.00%, 4/28/15		(c)(d)	88	74
Tranche B, 6.00%, 4/28/18		(c)(d)	287	151
Tranche C, Zero Coupon, 4/28/27		(c)(d)	268	41
				750
Ireland (0.2%)
Corporate (0.2%)
MDP Acquisitions plc
10.13%, 10/1/12	EUR		40	58
Ivory Coast (0.1%)
Sovereign (0.1%)

Republic of Ivory Coast
2.50%, 3/31/18	$	(e)	180	49
Luxembourg (1.1%)
Corporate (1.1%)
Cablecom Luxembourg SCA
9.38%, 4/15/14	EUR	(d)	145	212
SGL Carbon Luxembourg SA
8.50%, 2/1/12		(d)	50	72
Wind Acquisition Finance SA
10.75%, 12/1/15	$	(d)	115	132
				416
Malaysia (0.5%)
Sovereign (0.5%)
Government of Malaysia
7.50%, 7/15/11			30	33
8.75%, 6/1/09			139	149
				182
Mexico (9.7%)
Corporate (4.9%)
Axtel SA
11.00%, 12/15/13			78	87
Pemex Project Funding Master Trust
6.66%, 6/15/10		(c)(d)	380	390
8.63%, 12/1/23			250	312
9.13%, 10/13/10			360	404
9.50%, 9/15/27			480	652
				1,845
Sovereign (4.7%)
Mexican Bonos
8.00%, 12/17/15	MXN		4,210	391
United Mexican States
6.75%, 9/27/34	$		265	290
7.50%, 1/14/12			140	154
8.38%, 1/14/11			85	94
9.50%, 12/18/14			8,450	853
				1,782
				3,627
Panama (1.3%)
Sovereign (1.3%)
Republic of Panama
7.13%, 1/29/26			150	163
7.25%, 3/15/15			60	65
9.38%, 4/1/29			150	201
9.63%, 2/8/11			66	75
				504
Peru (1.5%)
Sovereign (1.5%)
Republic of Peru
8.38%, 5/3/16			90	107
8.75%, 11/21/33			240	317
9.88%, 2/6/15			100	128
				552
Philippines (6.1%)
Sovereign (6.1%)
Republic of Philippines
8.88%, 3/17/15		(g)	780	917
9.00%, 2/15/13			180	208
9.50%, 2/2/30			685	911
10.63%, 3/16/25		(g)	170	242
				2,278

Qatar (0.4%)
Sovereign (0.4%)
State of Qatar (Registered)
9.75%, 6/15/30			110	164
Russia (7.6%)
Corporate (2.5%)
Gaz Capital for Gazprom
6.21%, 11/22/16		(d)	252	253
8.63%, 4/28/34			290	374
RSHB Capital SA for OJSC Russian Agricultural Bank
7.18%, 5/16/13			100	106
7.18%, 5/16/13		(d)	210	222
				955
Sovereign (5.1%)
Russian Federation
7.50%, 3/31/30		(d)(e)	301	343
Russian Federation (Registered)
5.00%, 3/31/30		(e)	561	638
11.00%, 7/24/18			556	804
12.75%, 6/24/28			65	118
				1,903
				2,858
Trinidad (0.4%)
Corporate (0.4%)
National Gas of Trinidad & Tobago Ltd.
6.05%, 1/15/36		(d)	172	167
Tunisia (0.2%)
Sovereign (0.2%)
Banque Centrale de Tunisie
7.38%, 4/25/12			70	76
Turkey (4.5%)
Sovereign (4.5%)
Citigroup Global Markets Holdings, Inc. (Turkish Lira Index Linked)
Zero Coupon, 8/14/08			410	462
J.P.Morgan Chase & Co.
Zero Coupon, 8/14/08			480	387
Republic of Turkey
7.00%, 9/26/16			230	235
11.00%, 1/14/13			150	184
11.50%, 1/23/12			20	24
11.88%, 1/15/30			250	386
				1,678
Ukraine (0.5%)
Sovereign (0.5%)
Republic of Ukraine
6.58%, 11/21/16			190	193
United Kingdom (0.1%)
Corporate (0.1%)
Esprit Telecom Group plc
11.00%, 6/15/08	EUR	(a)(b)(f)	233	@—
NTL Cable plc
8.75%, 4/15/14	$		20	21
				21
United States (36.7%)
Corporate (36.7%)
Advanstar Communications, Inc.
10.75%, 8/15/10			20	22
AES Corp. (The)
8.88%, 2/15/11			9	10
9.00%, 5/15/15		(d)	100	107

9.38%, 9/15/10		16	17
Allied Waste North America
5.75%, 2/15/11	(d)	60	59
6.38%, 4/15/11		250	251
American Tower Corp.
7.13%, 10/15/12		80	83
7.50%, 5/1/12		75	78
Aramark Corp.
8.50%, 2/1/15	(d)	15	16
8.86%, 2/1/15	(c)(d)	5	5
Aramark Services, Inc.
5.00%, 6/1/12		50	45
ArvinMeritor, Inc.
8.75%, 3/1/12		125	130
Asbury Automotive Group, Inc.
7.63%, 3/15/17	(d)	45	45
Baldor Electric
8.63%, 2/15/17		45	48
Berry Plastics Holding Corp.
8.88%, 9/15/14	(g)	170	175
Brown Shoe Co., Inc.
8.75%, 5/1/12		80	85
CA FM Lease Trust
8.50%, 7/15/17	(d)	85	92
Cablevision Systems Corp.
9.87%, 4/1/09	(c)	155	165
Caesar’s Entertainment, Inc.
8.88%, 9/15/08		110	115
CCH I LLC
11.00%, 10/1/15		50	52
Chaparral Energy, Inc.
8.50%, 12/1/15		140	139
8.88%, 2/1/17	(d)	20	20
Chesapeake Energy Corp.
7.50%, 9/15/13		145	152
7.63%, 7/15/13		25	27
CMS Energy Corp.
7.50%, 1/15/09	(g)	215	222
Colorado Interstate Gas Co.
6.80%, 11/15/15		175	187
Community Health Systems, Inc.
6.50%, 12/15/12		180	186
Covalence Specialty Materials Corp.
10.25%, 3/1/16	(d)	80	80
Crown Americas LLC and Crown Americas Capital Corp.
7.63%, 11/15/13		105	109
DaVita, Inc.
6.63%, 3/15/13		220	221
Delhaize America, Inc.
8.13%, 4/15/11	(g)	90	99
Dex Media East LLC
12.13%, 11/15/12		48	53
Dex Media West LLC
9.88%, 8/15/13		69	76
Echostar DBS Corp.
6.38%, 10/1/11		120	121
6.63%, 10/1/14		85	86
El Paso Production Holding Co.
7.75%, 6/1/13	(g)	135	142
Equistar Chemicals LP
10.13%, 9/1/08	(g)	110	116

10.63%, 5/1/11		55	58
Exodus Communications, Inc.
11.63%, 7/15/10	(a)(b)(f)	159	@—
Fisher Scientific International, Inc.
6.13%, 7/1/15		180	181
Ford Motor Credit Co.
5.80%, 1/12/09		115	113
7.25%, 10/25/11		120	117
Foundation PA Coal Co.
7.25%, 8/1/14		35	36
Freescale Semiconductor, Inc.
8.88%, 12/15/14	(d)	130	131
Fresenius Medical Care Capital Trust II
7.88%, 2/1/08		235	239
Fresenius Medical Care Capital Trust IV
7.88%, 6/15/11		25	26
General Motors Corp.
7.13%, 7/15/13		45	42
8.38%, 7/15/33		60	54
Georgia-Pacific Corp.
7.13%, 1/15/17	(d)	105	106
Glatfelter
7.13%, 5/1/16		30	31
General Motors Acceptance Corp.
4.38%, 12/10/07		115	114
6.88%, 9/15/11	(g)	255	255
Goodman Global Holdings Co., Inc.
8.36%, 6/15/12	(c)	22	22
Graham Packaging Co., Inc.
8.50%, 10/15/12		30	31
9.88%, 10/15/14	(g)	105	108
Graphic Packaging International Corp.
9.50%, 8/15/13	(g)	135	144
Hanover Compressor Co.
8.63%, 12/15/10		25	26
9.00%, 6/1/14		45	49
Hanover Equipment Trust
8.50%, 9/1/08		70	71
8.75%, 9/1/11		35	37
HCA, Inc.
5.75%, 3/15/14		55	47
6.25%, 2/15/13		40	36
6.50%, 2/15/16		50	43
7.58%, 9/15/25		65	55
7.69%, 6/15/25		25	22
8.75%, 9/1/10		90	95
Hexcel Corp.
6.75%, 2/1/15		125	124
Hilcorp Energy I LP
7.75%, 11/1/15	(d)	185	183
Host Marriott LP
7.13%, 11/1/13		90	92
Idearc, Inc.
8.00%, 11/15/16	(d)	130	134
Innophos, Inc.
8.88%, 8/15/14		80	83
Innophos Investments Holdings, Inc. PIK
13.36%, 2/15/15	(c)	37	38
Interface, Inc.
7.30%, 4/1/08		25	26
9.50%, 2/1/14		90	98

10.38%, 2/1/10			30	33
Interpublic Group of Cos., Inc.
6.25%, 11/15/14			60	57
Invacare Corp.
9.75%, 2/15/15		(d)	20	20
Ipalco Enterprises, Inc.
8.38%, 11/14/08			75	78
8.63%, 11/14/11			30	33
Iron Mountain, Inc.
7.75%, 1/15/15			40	41
8.63%, 4/1/13		(g)	155	160
Isle of Capri Casinos, Inc.
7.00%, 3/1/14			175	172
Jarden Corp.
7.50%, 5/1/17			110	112
Johnsondiversey, Inc.
9.63%, 5/15/12		(g)	125	131
9.63%, 5/15/12	EUR		25	35
K&F Acquisition, Inc.
7.75%, 11/15/14	$		160	171
Kinder Morgan Inc.
6.50%, 9/1/12			135	138
Koppers Holdings, Inc.
Zero Coupon, 11/15/14		(e)	60	51
Koppers, Inc.
9.88%, 10/15/13			45	49
Las Vegas Sands Corp.
6.38%, 2/15/15			105	101
Levi Strauss & Co
10.11%, 4/1/12		(c)(g)	215	219
LIN Television Corp.
6.50%, 5/15/13			135	132
Magnum Hunter Resources, Inc.
9.60%, 3/15/12			42	44
Massey Energy Co.
6.88%, 12/15/13			175	167
MGM Mirage
5.88%, 2/27/14			115	108
6.00%, 10/1/09			200	201
Michael Foods, Inc.
8.00%, 11/15/13			75	76
Millennium America, Inc.
9.25%, 6/15/08			70	73
Nalco Co.
7.75%, 11/15/11			70	72
8.88%, 11/15/13			100	107
National Mentor Holdings, Inc.
11.25%, 7/1/14			75	82
Nevada Power Co.
9.00%, 8/15/13		(g)	95	103
Nortek, Inc.
8.50%, 9/1/14			130	127
Northwest Pipeline Corp.
8.13%, 3/1/10			20	21
NRG Energy, Inc.
7.38%, 1/15/17			90	93
Omnicare, Inc.
6.75%, 12/15/13			95	96
Ormat Funding Corp.
8.25%, 12/30/20			142	144
Owens-Illinois, Inc.

7.35%, 5/15/08			20	20
7.50%, 5/15/10		(g)	285	291
Oxford Industries, Inc.
8.88%, 6/1/11			70	73
Pacific Energy Partners LP/Pacific Energy Finance Corp.
7.13%, 6/15/14			90	94
PanAmSat Holding Corp.
9.00%, 8/15/14			17	18
Petro Stopping Centers LP/Petro Financial Corp.
9.00%, 2/15/12			135	140
PGS Solutions, Inc.
9.63%, 2/15/15		(d)	65	66
Phillips-Van Heusen
7.25%, 2/15/11			110	113
Pilgrim’s Pride Corp.
7.63%, 5/1/15			105	105
9.63%, 9/15/11			265	277
Pogo Producing Co.
6.88%, 10/1/17			115	113
Propex Fabrics, Inc.
10.00%, 12/1/12			90	79
PSEG Energy Holdings LLC
8.63%, 2/15/08			98	100
Qwest Communications International, Inc.
8.86%, 2/15/09		(c)(g)	90	91
Qwest Corp.
5.63%, 11/15/08			25	25
RBS Global, Inc. and Rexnord Corp.
9.50%, 8/1/14			140	146
Residential Capital LLC
6.38%, 6/30/10			95	95
6.50%, 4/17/13			80	79
Reynolds American, Inc.
6.50%, 7/15/10			85	88
Rhythms NetConnections, Inc.
13.88%, 5/15/08		(a)(b)(f)	570	@—
14.00%, 2/15/10		(a)(b)(f)	179	@—
Rockwood Specialties Group, Inc.
7.63%, 11/15/14	EUR		50	70
10.63%, 5/15/11	$		62	66
Sandridge Energy
8.63%, 4/1/15			85	86
Smithfield Foods, Inc.
7.00%, 8/1/11		(g)	70	71
7.63%, 2/15/08		(g)	50	51
8.00%, 10/15/09			50	52
Sonic Automotive, Inc.
8.63%, 8/15/13		(g)	230	240
Station Casinos, Inc.
6.00%, 4/1/12			180	175
7.75%, 8/15/16			40	41
SunGard Data Systems, Inc.
9.13%, 8/15/13			95	102
Sun Healthcare Group, Inc.
9.13%, 4/15/15		(d)	65	67
Tenet Healthcare Corp.
7.38%, 2/1/13			45	42
9.88%, 7/1/14			45	46
Terra Capital, Inc.
7.00%, 2/1/17		(d)	90	90
TXU Energy Co., LLC

7.00%, 3/15/13		45	47
UCAR Finance, Inc.
10.25%, 2/15/12		61	64
United Auto Group, Inc.
7.75%, 12/15/16	(d)	85	86
Univision Communications, Inc. PIK
9.75%, 3/15/15	(d)	80	80
Valassis Communications
8.25%, 3/1/15	(d)	115	114
Warner Chilcott Corp.
8.75%, 2/1/15		62	65
Westlake Chemical Corp.
6.63%, 1/15/16		80	78
Williams Cos., Inc.
7.88%, 9/1/21		90	99
			13,795
Venezuela (3.1%)
Sovereign (3.1%)
Republic of Venezuela
Zero Coupon, 4/15/20	(c)	950	35
8.50%, 10/8/14		120	134
9.25%, 9/15/27		175	220
10.75%, 9/19/13		640	783
			1,172
TOTAL DEBT INSTRUMENTS
(Cost $34,386)			35,238
		Shares
COMMON STOCKS (0.0%)
United Kingdom (0.0%)
Viatel Holding Bermuda Ltd.	(h)	290	@—
United States (0.0%)
CVRP ION Media Network Fractional Line		44,943	4
PNM Resources, Inc.		23	1
XO Holdings, Inc.	(h)	287	1
SW Acquisition	(a)	1	@—
			6
TOTAL COMMON STOCKS
(Cost $381)			6
WARRANTS (0.4%)
Argentina (0.0%)
Republic of Argentina,
expiring 12/15/35	(f)(h)	53,528	7
Nigeria (0.3%)
Central Bank of Nigeria,
expiring 11/15/20	(h)	500	128
United States (0.0%)
SW Acquisition LP,
expiring 4/1/11	(a)(d)(h)	200	5
XO Holdings, Inc. Series A,
expiring 1/16/10	(h)	576	1
XO Holdings, Inc. Series B,
expiring 1/16/10	(h)	432	@—
XO Holdings, Inc. Series C,
expiring 1/16/10	(h)	433	@—
			6
Mexico (0.1%)
Mexican Bonos,
expiring 9/24/07	(h)	296	21
TOTAL WARRANTS
(Cost $25)			162

			No. of
			Contracts
PUT OPTIONS PURCHASED (0.1%)
Turkish Lira Put @ 1.510,
expiring 7/24/07		(h)	800,000	11
United States Put @ 2.25,
expiring 1/31/08		(h)	940,500	20
TOTAL PUT OPTIONS PURCHASED
(Cost $65)				31
			Face
			Amount
			(000)
SHORT-TERM INVESTMENT (5.6%)
United States (5.6%)
Repurchase Agreement (5.6%)
J.P. Morgan Securities, Inc., 5.28%,
dated 3/30/07, due 4/2/07,
repurchase price $2,114 (Cost $2,113)	$	(i)	2,113	2,113
TOTAL INVESTMENTS (100.0%) +
(Cost $36,564)				37,550
LIABILITIES IN EXCESS OF OTHER ASSETS				(3,083)
NET ASSETS				34,467

(a)	Security has been deemed illiquid at March 31, 2007.
(b)	Issuer is in default.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in designated base rates. The rates shown are those in effect on March 31, 2007.
(d)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(e)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2007. Maturity date disclosed is the ultimate maturity date.
(f)	Security was valued at fair value — At March 31, 2007, the Fund held $25,000 of fair valued securities, representing less than 0.1% of net assets.
(g)	Denotes all or a portion of securities subject to repurchase under the Reverse Repurchase Agreements as of March 31, 2007.
(h)	Non-income producing security.
(i)

Represents the Fund’s undivided interest in a joint repurchase agreement which has a total value of $1,580,364,000. The repurchase agreement was fully collateralized by U.S. government agency securities at t h e date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 5/7/07 to 3/2/21; Federal Home Loan Bank, 0.00% to 6.42%, due 4/2/07 to 3/9/26; Federal Home Loan Mortgage Corp., 0.00% to 7.00%, due 4/2/07 to 3/15/31; Federal National Mortgage Association, 0.00% to 7.13%, due 4/5/07 to 3/17/31; Tennessee Valley Authority, 4.88%, due 12/15/16, which had a total value of $1,611,974,119. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Fund from the SEC.

@	Face Amount/Value is less than $500.
PIK	Payment-in-Kind
BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso
+

At March 31, 2007, the U.S. Federal income tax cost basis of investments was approximately $36,564,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $986,000 of which $2,543,000 related to appreciated securities and $1,557,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
EUR	50	$67	04/30/07	USD	65	$65	$(2)
EUR	74	99	04/30/07	USD	97	97	(2)
EUR	379	507	04/30/07	USD	494	494	(13)
		$673				$656	$(17)

USD   — United States Dollar

Options Written

The Fund had the following option(s) written open at period end:

	No. of	Value
	Contracts	(000)
Put Options Written
Brazil
Brazilian Real @ $2.45,
expiring 1/31/08	2,234,415	$20
Turkey
Turkish Lira Put @ $1.661,
expiring 7/24/07	2,058,950	2
Total Options Written (Premiums Received $62,252)		$22

	Total	Total
	Number of	Premiums
	Contracts	Received

Options Outstanding — January 1, 2007	—	$—
Options Written	4,293,365	62,252
Options Terminated in Closing Purchase
Transactions	—	—
Options Expired	—	—
Options Exercised	—	—
Options Outstanding — March 31, 2007	4,293,365	$62,252

At March 31, 2007, the Fund had reverse repurchase agreements outstanding with Lehman Brothers and UBS Warburg as follows:

Maturity in
less than
Lehman Brothers Agreement	365 Days
Value of Securities Subject to Repurchase	$846,825
Liability Under Reverse Repurchase
Agreement	$846,825
Weighted Average Days to Maturity	45.43

Maturity in
less than
UBS Warburg Agreement	365 Days
Value of Securities Subject to Repurchase	$2,079,525
Liability Under Reverse Repurchase
Agreement	$2,034,989
Weighted Average Days to Maturity	40.92

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Global Opportunity Bond Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	5/22/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	5/22/07

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	5/22/07